Other income - Additional information (Details) £ in Thousands	Dec. 31, 2022 GBP (£)	Jan. 01, 2022 grant	Dec. 31, 2021 GBP (£)
Other Income [Abstract]
Number of grants operated | grant		3
Grants, maximum amount receivable | £	£ 561		£ 1,756